June 1, 2007

Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Starent Networks, Corp.
Filed on Form S-1
Registration No. 333-141092

Ladies and Gentlemen:

In connection with the above-captioned Registration Statement, we wish to advise that between May 18, 2007 and the date hereof 10,816 copies of the Preliminary Prospectus dated May 18, 2007 were distributed as follows: 8,093 to 4 prospective underwriters; 2,457 to 2,456 institutional investors; 140 to 2 prospective dealers; 7 to 6 individuals; 9 to 3 rating agencies and 110 to 13 others.

We have been informed by the participating underwriters that they will comply with the requirements of Rule 15c2-8 under the Securities Exchange Act of 1934.

We hereby join in the request of the registrant that the effectiveness of the above-captioned Registration Statement, as amended, be accelerated to 3:00 pm Eastern Time on June 5, 2007 or as soon thereafter as practicable.

Very truly yours,

GOLDMAN, SACHS & CO.
LEHMAN BROTHERS INC.
As Representatives of the
Prospective Underwriters

By:	/s/ Goldman, Sachs & Co.
(Goldman, Sachs & Co.)